Employees benefits (Details 1) - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
F A F [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumptions of discount rate	9.54%	9.75%
Actuarial assumption of inflation rate	3.50%	3.50%
Actuarial assumption of wage growth rate	4.60%	4.60%
Number of active participants	5,314	5,669
Number of beneficiary participants assisted	7,972	7,884
F A F [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 Basic, by gender	AT-2000 Basic, by gender
F A F [Member] | Schedule Of Disabled Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	CSO-58
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumptions of discount rate	9.43%	9.73%
Actuarial assumption of inflation rate	3.50%	3.50%
Number of active participants
Number of beneficiary participants assisted	51	51
Plan I I [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 Basic, by gender	AT-2000 Basic, by gender
Plan I I [Member] | Schedule Of Disabled Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	CSO-58